CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - KRW (₩) ₩ in Millions	Total	Total	Share capital	Capital surplus	Other components of equity	Retained earnings	Non- controlling interest
Beginning balance at Dec. 31, 2021	₩ 246,841	₩ 246,070	₩ 3,474	₩ 27,098	₩ 2,180	₩ 213,318	₩ 771
Total comprehensive income (loss) for the year
Profit (loss) for the year	83,058	83,162				83,162	(104)
Remeasurement of defined benefit liabilities	(4)	(3)			(3)		(1)
Foreign currency translation adjustments	285	298			298		(13)
Total comprehensive income (loss) for the year	83,339	83,457			295	83,162	(118)
Ending balance at Dec. 31, 2022	330,180	329,527	3,474	27,098	2,475	296,480	653
Total comprehensive income (loss) for the year
Profit (loss) for the year	131,982	132,019				132,019	(37)
Remeasurement of defined benefit liabilities	7	4			4		3
Foreign currency translation adjustments	1,559	1,537			1,537		22
Total comprehensive income (loss) for the year	133,548	133,560			1,541	132,019	(12)
Ending balance at Dec. 31, 2023	463,728	463,087	3,474	27,098	4,016	428,499	641
Total comprehensive income (loss) for the year
Profit (loss) for the year	84,902	84,919				84,919	(17)
Remeasurement of defined benefit liabilities	24	16			16		8
Foreign currency translation adjustments	19,826	19,769			19,769		57
Total comprehensive income (loss) for the year	104,752	104,704			19,785	84,919	48
Transaction with owners, recognized directly in equity
Transaction with non-controlling interests in capital increase of a subsidiary	(17)	(13)		(13)			(4)
Acquisition of non-controlling interest	(100)	(106)		(106)			6
Ending balance at Dec. 31, 2024	₩ 568,363	₩ 567,672	₩ 3,474	₩ 26,979	₩ 23,801	₩ 513,418	₩ 691